Commitments and Contingencies	12 Months Ended
Jun. 30, 2018
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 16 – COMMITMENTS AND CONTINGENCIES

The Company’s subsidiaries lease administrative office space under various operating leases. Rent expense amounted to $730,705 and $565,328 for the years ended June 30, 2018 and 2017, respectively.

Future minimum lease payments under non-cancelable operating leases are as follows:

Twelve months ending June 30,	Lease expense
2019	$699,019
2020	235,303
2021	14,217
Total	$948,539